Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
19. Commitments and Contingencies

•
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. During 2020, our Aframax tanker “Stealth Berana” was arrested in relation to claims of the charterers of the vessel for alleged losses in connection with the redelivery of the vessel to the Company. The Company commenced arbitration in accordance with the provisions of the charter party agreement in respect of all disputes arising under the charter party agreement, including the claims of the charterers. The Company in order to release the vessel promptly from arrest, provided security for the claims of the charterers by way of a payment of $1,473,000 into an escrow account. As of December 31, 2020, this amount is presented under non-current
restricted cash in the consolidated balance sheet. The Company is unable to predict the outcome of this case and its ultimate impact on the Company’s financial position, results of operations or liquidity. Hence the Company has not established any provision for losses relating to this case.

•
The Company has guaranteed to the respective banks the performance of the loan agreements entered into by Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. (Note 7). The vessels owned by these entities have been provided as collateral to secure these loan agreements. Total outstanding loan balances and accrued interest of Spacegas Inc., Financial Power Inc. and MGC Aggressive Holdings Inc. as of December 31, 2020 amounted to
$57,985,000 and $194,144, respectively.
The Company assigns a remote possibility of default to the abovementioned loan agreements and hence has not established any provisions for losses relating to this matter. With regards to the guarantee provided for the loan agreement entered into by MGC Aggressive Holdings Inc., the joint venture party owning 49% equity interest in MGC Aggressive Holdings Inc. has provided a counter guarantee to the Company amounting to 49% of the outstanding loan balances of MGC Aggressive Holdings Inc. Total outstanding loan balances and accrued interest of MGC Aggressive Holdings Inc. as of December 31, 2020 amounted to $46,875,000 and 153,320, respectively.

•
Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable,
time and bareboat charter contracts as of December 31,
2020
, amount to $56,188,663 during
2021
, $12,226,819 during
2022
, $3,833,508
during 2023 and
 $1,543,100 during 2024.

•	The Company had future outstanding commitments for installment payments for vessel Eco Blizzard (Note 5) as follows:

December 31	Amount
2021	23,152,125
Total	23,152,125